TranS1 Inc.
411 Landmark Drive
Wilmington, North Carolina 28412-6303
September 28, 2007
VIA FACSIMILE (202-772-9218) AND EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Geoffrey Kruczek, Esq.

Re:	TranS1 Inc. File No. 333-144802 Responses to United States Securities and Exchange Commission Staff (“Staff”) comments made by Letter dated September 20, 2007
Dear Mr. Kruczek:
     Set forth below are the responses of TranS1 Inc. (the “Company”) to Staff comments made by letter dated September 20, 2007 (the “Comment Letter”), in connection with the Company’s Registration Statement on Form S-1 (File No. 333-144802), originally filed on July 24, 2007, and as amended by Amendment No. 1, filed on September 4, 2007, and further amended by Amendment No. 2, filed concurrently herewith on September 28, 2007 (as amended, the “Registration Statement”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments as set forth in the Comment Letter, and each response contains a reference to the page number(s), as applicable, where the responsive information may be found in the Registration Statement, a copy of which is enclosed for your convenience.
Management’s Discussion and Analysis....page 36
Stock-Based Compensation, page 42
1.	We note your response to prior comment 15. Please note we are deferring any final evaluation of your stock compensation recognized until the estimated offering price is specified, and we may have further comments in that regard when you file the amendment containing that information.

Company Response: We understand that the Staff is deferring any final evaluation of our stock compensation recognized until the estimated offering price is specified, and that the Staff may have further comments in that regard when we file an amendment containing that information.

Business, page 47
Market Opportunity, page 50
2.	We note from your response letter and supplemental materials that a Millennium Research Group report cited in your prospectus was prepared at your request and at your expense. We also note that such report is not publicly available. Please expand your disclosure to include this information. Please also explain whether this report was prepared for purposes of inclusion in this registration statement.

Company Response: We have revised our disclosure to indicate that the Millennium Research Group report was prepared at our request and expense, that such report is not available to the public, and that it was prepared for general marketing purposes. Please see the section entitled “Market and Industry Data.”
AxiaLIF Clinical Data Summary, page 54
3.	We note your response to prior comment 17. Given that you continue to summarize the results of these studies, please file the consents required by Rule 436. Also, it appears that a summary of the Mayfield Clinic study was not included in the supplemental materials you provided. Please provide us with a copy of this study for our review, clearly marked to support the disclosed results.

Company Response: Pursuant to Rule 436, we have filed consents of W. Daniel Bradley, M.D., the lead investigator of the single-center retrospective study summarized in the Registration Statement, and Christopher Ames, M.D., the lead investigator of the multi-center retrospective study summarized in the Registration Statement. In addition, we have revised the disclosure on page 55 of the Registration Statement to remove references to the locations at which the studies were performed, which information was previously provided simply to identify the trials, and not to suggest that those universities sponsored the studies.

We have also revised the disclosure on page 56 to remove the reference to Mayfield Clinic and to describe the prospective study as a study being performed by us. As a result, we own the underlying data and do not believe that any consent is required for us to include this data in the Registration Statement.

We are supplementally providing with this letter a summary of the Mayfield study described in the Registration Statement.
Compensation Discussion and Analysis, page 71
Role of Compensation Committee, page 71
4.	We note your revised disclosure here that the “components of [your] compensation are generally consistent with the compensation components of other comparable medical device companies . . .” Please clarify whether the companies used for this comparison are the same companies disclosed on page 72. Also expand to describe how the components of your program differ from the compensation components of these other companies and explain why you chose to include in your program different compensation components.

Company Response: We have clarified our disclosure to specify that the comparable medical device companies to which we refer are the same as those disclosed on page 71. We have revised page 70 to state that we believe our compensation components are generally consistent with those of comparable companies. We do not believe our compensation components differ in any material respect from those of comparable companies and therefore have not expanded the disclosure.
Base Salary, page 72
5.	We note your response to prior comment 31, in which you state that Mr. Jackson’s salary is double the amount of his predecessor because his predecessor worked on a half-time basis. We also note that your response indicates that Mr. Jackson and his predecessor have comparable salaries. Please expand your disclosure to include this information.

Company Response: We have revised footnote 4 to the Summary Compensation Table to specify that Mr. Jackson’s salary is double the amount of his predecessor’s salary because his predecessor only worked on a half-time basis. Please see page 76.
Short-Term Incentive Program, page 73
6.	We note your expanded disclosure regarding the 2006 personal and corporate objectives for your executive officers. Please also disclose all 2007 personal and corporate objectives with respect to each of your named executives and the weight assigned to each objective. Please note that even if it is appropriate to omit a goal or objective, your disclosure must include a discussion of how difficult it would be for the executive, or how likely it will be for the registrant to achieve the target levels. See Instruction 4 to Item 402(b). Also, given that Mr. Randall initially recommends all corporate and personal objectives, please describe the extent to which Mr. Randall’s recommendations as to all 2007 objectives were modified by your compensation committee or board of directors.

Company Response: We have revised our disclosure to provide our 2007 personal and corporate objectives. We have expanded our disclosure to describe the extent to which Mr. Randall’s recommendations as to all 2007 objectives were modified by our compensation committee or board of directors, as applicable. Please see pages 72-74.
7.	We note that your 2006 corporate objectives were assigned different weights. Please expand to discuss how such weights were determined. For instance, describe whether Mr. Randall initially recommended a weight, which was then approved or modified by your compensation committee or board of directors. Also describe why each objective received the assigned weight. For example, describe whether such weight was based on importance to the company or whether it was based on perceived difficulty to attain. Please provide similar disclosure with respect to your 2007 corporate objectives.

Company Response: We have expanded our disclosure to describe how and why we assigned the different weights to our 2006 corporate objectives. Please note that the compensation committee did not assign weights to our 2007 corporate objectives. Please see pages 72-73.
8.	We note your disclosure on pages 74 and 75 that Messrs. Assell, Simmons and Randall received a cash bonus for 2006 based “upon the evaluation of the degree of achievement of the corporate and personal objectives . . .” Please expand to state with specificity the basis for each cash bonus awarded. For example, describe which goals were achieved and which goals were not achieved by each executive officer and by the company. Also describe how the achievement of such goals and the weight assigned to these goals relates to the amounts paid.

Company Response: We have expanded our disclosure to specify the basis upon which we awarded a cash bonus to each of Messrs. Assell, Simmons and Randall. We have also expanded our disclosure to describe how the achievement of the corporate and respective personal objectives, and the weight assigned to these goals, relates to the cash bonuses paid to each of Messrs. Assell, Simmons and Randall. Please see pages 72-74.

9.	As a related matter, please disclose the 2007 cash bonus target levels for each of your executive officers. Also disclose whether Mr. Randall’s recommendations as to such target levels were adopted without change, or explain how they differed.
Company Response: We have expanded our disclosure to provide the 2007 cash bonus target levels for each of our executive officers, and that Mr. Randall’s recommendations as to such target levels were adopted without change. Please see pages 73-74.
Long-Term Equity-Based Incentive Awards, page 74
10.	Please expand your disclosure to identify and describe the specific basis on which you awarded stock options to each of your named executive officers. We note your disclosure here that such awards were “in an effort to retain and continue to provide incentive to the executives,” which does not appear to sufficiently explain the basis for the amounts of these awards.
Company Response: We have expanded our disclosure to identify and describe the specific basis upon which we awarded stock options, and the amounts thereof, to each of our named executive officers. Please see page 75.
Review, Approval or Ratification of Transactions with Related Persons, page 84
11.	We note your disclosure in response to prior comment 39. Please expand to define a “related party transaction” and a “material transaction” under your policy. Clarify whether your audit committee reviews a related party transaction only when there is the potential for a conflict of interest or whether it reviews all related party transactions that are “material transactions.” Also identify whether any alternative procedures exist in the event a member of your audit committee has an interest in the proposed transaction.
Company Response: We have clarified our disclosure to indicate that our audit committee reviews and pre-approves all related party transactions, and we have deleted the reference to “material transaction.” In addition, we expanded our disclosure to define a “related party transaction.” We have also expanded our disclosure to identify the procedures in place in the event a member of our audit committee has an interest in a proposed transaction. Please see page 85.
Note 2. Summary of Significant Accounting Policies, page F-7
Revenue Recognition, page F-9
12.	Please refer to prior comment 44. We note the revisions made regarding sales to European distributors here and on pages 37 and 42. However, the description on how revenue is recognized for these sales is not consistent. On pages 37 and 42, you state revenue is recognized “upon shipment” whereas your policy here states revenue is recognized “upon delivery”. Please revise as appropriate to consistently disclose when you recognize revenue on these sales.

Company Response: We have revised our disclosure to consistently state that revenue for European sales is recognized upon shipment. Please see page F-9.

Part II
Item 16. Exhibits, page II-2
13.	We note your filing of Exhibit 10.8 in response to prior comment 47. However, it appears that Exhibit C and Exhibit E to this agreement were not included and are not being filed separately as exhibits to this registration statement. Please file these portions of Exhibit 10.8 with your next amendment to this registration statement.

Company Response: We inform the Staff that Exhibits C and E to the Series C Preferred Stock Purchase Agreement have been filed as part of Exhibit 10.8. Please see Exhibit 10.8.

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